VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 59.2%
		Communication Services: 3.1%
76,684		CBS Corp. - Class B	$3,095,733	0.2
47,308	(1)	Charter Communications, Inc.	19,496,573	1.5
223,027		Comcast Corp. – Class A	10,054,057	0.8
4,321,052		Vodafone Group PLC	8,608,813	0.6
			41,255,176	3.1

		Consumer Discretionary: 5.2%
408,853	(1)	Capri Holdings Ltd.	13,557,566	1.0
336,594		Carnival Corp.	14,712,524	1.1
294,584		eBay, Inc.	11,482,884	0.9
590,944		General Motors Co.	22,148,581	1.7
2,352,216		Kingfisher PLC	5,977,858	0.5
			67,879,413	5.2

		Consumer Staples: 5.0%
120,495		Kellogg Co.	7,753,853	0.6
370,797		Mondelez International, Inc.	20,512,490	1.6
312,052		Philip Morris International, Inc.	23,694,108	1.8
325,606	(1)	US Foods Holding Corp.	13,382,407	1.0
			65,342,858	5.0

		Energy: 6.4%
2,132,672		BP PLC	13,501,373	1.0
288,748		Canadian Natural Resources Ltd.	7,682,656	0.6
96,235		Chevron Corp.	11,413,471	0.8
532,331		Devon Energy Corp.	12,807,884	1.0
801,609		Marathon Oil Corp.	9,835,742	0.7
602,462		Royal Dutch Shell PLC - Class A	17,668,890	1.4
478,947		TechnipFMC PLC	11,561,781	0.9
			84,471,797	6.4

		Financials: 14.9%
511,532		American International Group, Inc.	28,492,332	2.2
300,786		AXA Equitable Holdings, Inc.	6,665,418	0.5
810,644		Bank of America Corp.	23,646,486	1.8
172,398		BB&T Corp.	9,200,881	0.7
328,684		Citigroup, Inc.	22,705,491	1.7
409,444		Citizens Financial Group, Inc.	14,482,034	1.1
65,200		Goldman Sachs Group, Inc.	13,511,396	1.0
101,424		JPMorgan Chase & Co.	11,936,591	0.9
474,174		Morgan Stanley	20,233,005	1.5
139,884		PNC Financial Services Group, Inc.	19,606,141	1.5
233,598		Wells Fargo & Co.	11,782,683	0.9
72,086		Willis Towers Watson PLC	13,910,435	1.1
			196,172,893	14.9

		Health Care: 10.3%
101,637	(1)	Alcon, Inc.	5,928,474	0.5
31,692		Anthem, Inc.	7,609,249	0.6
248,203		Bristol-Myers Squibb Co.	12,586,374	1.0
81,517	(1)	Celgene Corp.	8,094,638	0.6
209,481		CVS Health Corp.	13,211,967	1.0
202,824		Johnson & Johnson	26,241,369	2.0
83,890		McKesson Corp.	11,464,407	0.9
95,722		Medtronic PLC	10,397,324	0.8
91,776		Novartis AG	7,964,963	0.6
225,810		Pfizer, Inc.	8,113,353	0.6
119,948		Sanofi	11,111,159	0.8
90,839		Zimmer Biomet Holdings, Inc.	12,469,470	0.9
			135,192,747	10.3

		Industrials: 4.3%
170,560		CSX Corp.	11,814,691	0.9
101,109		General Dynamics Corp.	18,475,648	1.4
100,086		Ingersoll-Rand PLC - Class A	12,331,596	0.9
317,915		Johnson Controls International plc	13,953,289	1.1
			56,575,224	4.3

		Information Technology: 6.4%
55,747		Apple, Inc.	12,485,656	1.0
239,173		Cisco Systems, Inc.	11,817,538	0.9
144,375		Cognizant Technology Solutions Corp.	8,700,759	0.7
289,465		Intel Corp.	14,916,131	1.1
50,941		NXP Semiconductor NV - NXPI - US	5,558,682	0.4
369,196		Oracle Corp.	20,316,856	1.5
143,050		Qualcomm, Inc.	10,911,854	0.8
			84,707,476	6.4

		Materials: 2.2%
267,264		Corteva, Inc.	7,483,392	0.6
146,544		Dow, Inc.	6,982,822	0.5
108,125		DowDuPont, Inc.	7,710,394	0.6
144,504		Nutrien Ltd.	7,207,859	0.5
			29,384,467	2.2

		Utilities: 1.4%
50,681		Duke Energy Corp.	4,858,281	0.4
131,226		Exelon Corp.	6,339,528	0.5
138,792		FirstEnergy Corp.	6,693,938	0.5
			17,891,747	1.4

	Total Common Stock
	(Cost $696,017,562)		778,873,798	59.2

PREFERRED STOCK: 0.8%
		Energy: 0.5%
140,612	(1),(2)	El Paso Energy Capital Trust I	7,377,911	0.5

		Financials: 0.3%
75,900	(1)	AMG Capital Trust II	3,558,163	0.3

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Financials: (continued)
4,000	(1),(2),(3)	Wells Fargo & Co.	$105,680	0.0
			3,663,843	0.3

	Total Preferred Stock
	(Cost $10,847,296)		11,041,754	0.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 13.7%
		Basic Materials: 0.1%
770,000	(4)	LYB Finance Co. BV, 8.100%, 03/15/2027	996,503	0.1
412,000		Eastman Chemical Co., 2.700%, 01/15/2020	412,358	0.0
195,000		International Paper Co., 6.000%, 11/15/2041	238,501	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	203,103	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	237,151	0.0
			2,087,616	0.1

		Communications: 1.7%
1,830,000		Amazon.com, Inc., 2.600%, 12/05/2019	1,830,853	0.1
455,000		America Movil S.A.B de CV, 4.375%, 07/16/2042	520,344	0.1
837,000		AT&T, Inc., 3.000%, 06/30/2022	855,028	0.1
466,000		AT&T, Inc., 3.400%, 05/15/2025	486,967	0.0
533,000		AT&T, Inc., 4.300%, 02/15/2030	587,105	0.1
747,000		AT&T, Inc., 4.500%, 05/15/2035	821,250	0.1
1,300,000		AT&T, Inc., 4.800%, 06/15/2044	1,443,960	0.1
2,960,000		AT&T, Inc., 5.150%, 03/15/2042	3,411,099	0.3
271,000		AT&T, Inc., 5.150%, 11/15/2046	314,844	0.0
101,000		AT&T, Inc., 5.350%, 09/01/2040	118,615	0.0
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	1,721,830	0.1
910,000		Comcast Corp., 3.900%, 03/01/2038	1,008,973	0.1
1,055,000		Comcast Corp., 4.150%, 10/15/2028	1,184,704	0.1
430,000		Comcast Corp., 4.600%, 10/15/2038	516,128	0.0
135,000		Comcast Corp., 6.450%, 03/15/2037	189,733	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/2041	290,328	0.0
1,595,000		Orange SA, 1.625%, 11/03/2019	1,593,865	0.1
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	1,042,907	0.1
415,000		Rogers Communications, Inc., 4.500%, 03/15/2043	474,272	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	429,858	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	1,003,370	0.1
370,000		Telefonica Emisiones SAU, 7.045%, 06/20/2036	513,101	0.0
136,000		Verizon Communications, Inc., 4.125%, 08/15/2046	151,864	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/2034	610,750	0.1
833,000		Verizon Communications, Inc., 4.812%, 03/15/2039	1,000,653	0.1
			22,122,401	1.7

		Consumer, Cyclical: 1.2%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	2,863,357	0.2
567,700		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/2026	596,880	0.0
124,998		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/12/2022	128,386	0.0
281,875		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	297,350	0.0
595,000		Dollar General Corp., 3.250%, 04/15/2023	615,093	0.0
368,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/2023	361,461	0.0
569,000		Ford Motor Credit Co. LLC, 3.810%, 01/09/2024	567,462	0.0
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	1,045,783	0.1
563,000		General Motors Co., 6.600%, 04/01/2036	646,201	0.1
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	774,709	0.1
896,000		Home Depot, Inc., 2.000%, 04/01/2021	898,292	0.1
310,000		Lowe's Cos, Inc., 4.550%, 04/05/2049	358,690	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
725,000		MDC Holdings, Inc., 6.000%, 01/15/2043	$752,187	0.1
1,460,000		QVC, Inc., 5.450%, 08/15/2034	1,488,102	0.1
740,000		Starbucks Corp., 3.550%, 08/15/2029	800,028	0.1
684,637		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	722,634	0.1
574,686		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	602,405	0.0
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	1,023,853	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	785,041	0.1
			15,327,914	1.2

		Consumer, Non-cyclical: 2.3%
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,227,648	0.1
985,000		Allergan Funding SCS, 4.850%, 06/15/2044	1,052,350	0.1
1,273,000		Altria Group, Inc., 5.800%, 02/14/2039	1,478,736	0.1
1,475,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,708,550	0.1
1,646,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,961,131	0.2
498,000	(4)	Bayer US Finance II LLC, 4.375%, 12/15/2028	538,302	0.0
1,200,000	(4)	Bayer US Finance LLC, 2.375%, 10/08/2019	1,199,995	0.1
981,000	(4)	Bayer US Finance LLC, 3.000%, 10/08/2021	993,464	0.1
116,000		Becton Dickinson & Co., 2.675%, 12/15/2019	116,040	0.0
218,000		Becton Dickinson & Co., 4.875%, 05/15/2044	244,753	0.0
654,000	(4)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	742,933	0.1
325,000		Celgene Corp., 4.000%, 08/15/2023	345,657	0.0
1,445,000		Celgene Corp., 4.625%, 05/15/2044	1,720,015	0.1
107,000		Cigna Corp., 4.800%, 08/15/2038	120,604	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	642,093	0.1
495,000		CVS Health Corp., 4.100%, 03/25/2025	528,900	0.0
491,102		CVS Pass-Through Trust, 6.036%, 12/10/2028	552,813	0.0
965,000	(4)	ERAC USA Finance LLC, 2.350%, 10/15/2019	965,070	0.1
1,400,000		General Mills, Inc., 2.200%, 10/21/2019	1,399,976	0.1
1,910,000		Gilead Sciences, Inc., 2.550%, 09/01/2020	1,919,506	0.2
755,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	787,817	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	115,216	0.0
1,232,000	(4)	Heineken NV, 3.500%, 01/29/2028	1,313,422	0.1
240,000		Ingredion, Inc., 6.625%, 04/15/2037	312,902	0.0
2,795,000		JM Smucker Co/The, 2.500%, 03/15/2020	2,798,080	0.2
150,000	(4)	Kraft Heinz Foods Co., 4.625%, 10/01/2039	151,049	0.0
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	982,931	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	471,996	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	100,753	0.0
681,000		Medtronic, Inc., 3.150%, 03/15/2022	702,381	0.1
413,000		Medtronic, Inc., 4.375%, 03/15/2035	497,979	0.0
513,000		Molson Coors Brewing Co., 4.200%, 07/15/2046	519,639	0.0
574,000		Mylan NV, 3.150%, 06/15/2021	581,484	0.1
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	290,375	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	964,160	0.1
155,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	161,788	0.0
79,000		Zoetis, Inc., 4.700%, 02/01/2043	94,954	0.0
			30,305,462	2.3

		Energy: 1.1%
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	432,218	0.0
182,000		Energy Transfer Operating L.P., 4.200%, 09/15/2023	191,593	0.0
570,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	589,737	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,695,000		Energy Transfer Operating L.P., 7.500%, 10/15/2020	$2,832,844	0.2
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/2019	615,115	0.1
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	897,599	0.1
175,000		Enterprise Products Operating LLC, 5.250%, 01/31/2020	176,617	0.0
250,000		Husky Energy, Inc., 3.950%, 04/15/2022	257,990	0.0
700,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/2034	805,294	0.1
2,340,000		MPLX L.P., 4.500%, 07/15/2023	2,494,465	0.2
973,000		MPLX L.P., 4.500%, 04/15/2038	1,010,774	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/2043	636,168	0.1
236,000		Occidental Petroleum Corp., 3.200%, 08/15/2026	237,959	0.0
505,000		Occidental Petroleum Corp., 3.400%, 04/15/2026	513,349	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	302,720	0.0
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	935,186	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/2024	573,899	0.0
835,000		Sunoco Logistics Partners Operations L.P., 5.300%, 04/01/2044	880,618	0.1
550,000		Sunoco Logistics Partners Operations L.P., 5.500%, 02/15/2020	555,722	0.0
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/2032	294,413	0.0
			15,234,280	1.1

		Financial: 5.2%
1,140,000		American International Group, Inc., 4.375%, 01/15/2055	1,221,188	0.1
231,000		Air Lease Corp., 3.000%, 09/15/2023	234,722	0.0
1,870,000		Air Lease Corp., 4.250%, 09/15/2024	1,994,214	0.2
885,000		Aircastle Ltd., 4.400%, 09/25/2023	930,839	0.1
410,000	(5)	Allstate Corp., 3.280%, 12/15/2026	437,990	0.0
543,000		American Express Co., 3.625%, 12/05/2024	575,077	0.0
615,000		American Financial Group, Inc./OH, 4.500%, 06/15/2047	669,465	0.1
455,000	(4)	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/2022	462,330	0.0
440,000	(4)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	464,533	0.0
285,000	(4)	Athene Global Funding, 2.750%, 06/25/2024	287,180	0.0
1,555,000	(4)	Athene Global Funding, 4.000%, 01/25/2022	1,614,346	0.1
948,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/2021	952,649	0.1
3,120,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.700%, 11/16/2020	3,144,488	0.2
720,000		Bank of America Corp., 3.248%, 10/21/2027	749,122	0.1
2,730,000		Bank of Montreal, 2.100%, 12/12/2019	2,730,300	0.2
725,000	(4)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	763,070	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/2025	814,448	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,170,835	0.1
130,000	(4)	Carlyle Holdings Finance LLC, 3.875%, 02/01/2023	134,780	0.0
630,000	(3)	Citigroup, Inc., 3.668%, 07/24/2028	667,331	0.1
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	2,048,874	0.2
520,000		Citigroup, Inc., 4.750%, 05/18/2046	606,920	0.0
260,000		Citigroup, Inc., 5.300%, 05/06/2044	323,725	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	813,257	0.1
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/2021	596,675	0.0
1,335,000	(4)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	1,336,397	0.1
472,000	(4)	Credit Suisse AG, 6.500%, 08/08/2023	526,782	0.0
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	69,842	0.0
620,000		Discover Bank, 3.350%, 02/06/2023	639,551	0.0
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,447,791	0.2
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	879,739	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/2021	$374,175	0.0
835,000		Office Properties Income Trust, 4.000%, 07/15/2022	851,276	0.1
755,000	(4)	Guardian Life Global Funding, 2.900%, 05/06/2024	781,442	0.1
840,000		HCP, Inc., 3.875%, 08/15/2024	895,431	0.1
320,000		HCP, Inc., 4.200%, 03/01/2024	344,398	0.0
240,000		Service Properties Trust, 5.000%, 08/15/2022	251,003	0.0
670,000	(4)	Jackson National Life Global Funding, 2.100%, 10/25/2021	668,233	0.1
620,000	(4)	Jackson National Life Global Funding, 3.250%, 01/30/2024	645,222	0.1
550,000		JPMorgan Chase & Co., 3.200%, 06/15/2026	572,042	0.0
1,270,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,343,440	0.1
1,270,000	(3)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,413,173	0.1
675,000	(3)	JPMorgan Chase & Co., 4.260%, 02/22/2048	789,095	0.1
665,000	(3)	JPMorgan Chase & Co., 5.419%, 12/31/2199	665,831	0.1
443,000	(4)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	520,079	0.0
2,335,000	(4)	Liberty Mutual Group, Inc., 4.850%, 08/01/2044	2,717,440	0.2
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	603,256	0.0
285,000		Markel Corp., 5.000%, 03/30/2043	315,172	0.0
525,000		Markel Corp., 5.000%, 05/20/2049	610,442	0.0
1,300,000	(4)	MassMutual Global Funding II, 2.000%, 04/15/2021	1,298,845	0.1
670,000	(4)	Metropolitan Life Global Funding I, 2.050%, 06/12/2020	670,192	0.1
2,360,000	(4)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,519,395	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,122,510	0.1
1,230,000		National Australia Bank Ltd./New York, 1.875%, 07/12/2021	1,226,708	0.1
1,000,000	(4)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	1,174,604	0.1
1,105,000		PartnerRe Finance B LLC, 3.700%, 07/02/2029	1,153,993	0.1
755,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	806,865	0.1
333,000		Prudential Financial, Inc., 3.935%, 12/07/2049	360,352	0.0
200,000		Regency Centers L.P., 2.950%, 09/15/2029	199,842	0.0
300,000		Regency Centers L.P., 4.650%, 03/15/2049	361,990	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	280,057	0.0
690,000	(4)	Reliance Standard Life Global Funding II, 3.050%, 01/20/2021	697,103	0.1
1,360,000	(4)	Societe Generale SA, 2.625%, 09/16/2020	1,367,639	0.1
805,000	(4)	Societe Generale SA, 5.000%, 01/17/2024	865,862	0.1
985,000	(4)	Standard Chartered PLC, 3.050%, 01/15/2021	993,139	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/2020	1,104,811	0.1
670,000		Synchrony Financial, 3.950%, 12/01/2027	687,567	0.1
610,000		Toronto-Dominion Bank/The, 2.650%, 06/12/2024	622,558	0.0
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	548,003	0.0
585,000	(4)	UBS Group Funding Switzerland AG, 4.125%, 04/15/2026	636,912	0.0
410,000		US Bancorp, 3.100%, 04/27/2026	426,231	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/2043	188,664	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	1,021,741	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	504,177	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/2044	2,315,879	0.2
315,000		Willis North America, Inc., 3.600%, 05/15/2024	327,575	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/2022	369,966	0.0
			68,522,790	5.2

		Industrial: 0.8%
305,000	(4)	Aviation Capital Group LLC, 2.875%, 01/20/2022	306,344	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,095,000	(4)	Aviation Capital Group LLC, 4.875%, 10/01/2025	$1,187,576	0.1
970,000		Avnet, Inc., 4.625%, 04/15/2026	1,044,806	0.1
435,000	(4)	BAE Systems Holdings, Inc., 2.850%, 12/15/2020	436,729	0.0
224,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	287,238	0.0
330,000		CSX Corp., 5.500%, 04/15/2041	417,473	0.0
1,015,000		Deere & Co., 2.600%, 06/08/2022	1,034,015	0.1
295,000		FedEx Corp., 4.900%, 01/15/2034	339,803	0.0
605,000		FedEx Corp., 5.100%, 01/15/2044	679,236	0.1
100,000		General Dynamics Corp., 2.875%, 05/11/2020	100,532	0.0
703,000		Packaging Corp. of America, 4.500%, 11/01/2023	755,021	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	290,151	0.0
410,000	(4)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	410,274	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/2024	166,219	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/2045	813,469	0.1
375,000		Union Pacific Corp., 4.850%, 06/15/2044	455,760	0.1
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	337,051	0.0
345,000		United Technologies Corp., 4.450%, 11/16/2038	411,488	0.0
752,000		Waste Management, Inc., 3.900%, 03/01/2035	834,874	0.1
			10,308,059	0.8

		Technology: 0.8%
1,146,000		Apple, Inc., 2.150%, 02/09/2022	1,155,105	0.1
435,000		Apple, Inc., 3.350%, 02/09/2027	465,867	0.0
2,315,000		Applied Materials, Inc., 2.625%, 10/01/2020	2,328,673	0.2
1,030,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	1,054,529	0.1
910,000	(4)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	991,513	0.1
35,000	(4)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	46,202	0.0
340,000		DXC Technology Co., 4.450%, 09/18/2022	357,192	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,726,209	0.1
649,000		Microsoft Corp., 3.500%, 02/12/2035	718,698	0.1
795,000	(4)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	892,496	0.1
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	293,133	0.0
			10,029,617	0.8

		Utilities: 0.5%
150,000	(4)	Electricite de France SA, 4.600%, 01/27/2020	151,190	0.0
620,000	(4)	Electricite de France SA, 4.875%, 01/22/2044	723,194	0.1
350,000	(3),(4),(5)	Electricite de France SA, 5.625%, 12/31/2199	363,375	0.0
2,135,000		Georgia Power Co., 2.000%, 03/30/2020	2,133,121	0.2
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	745,884	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	855,212	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	669,735	0.0
667,000		Sempra Energy, 3.800%, 02/01/2038	688,726	0.0
			6,330,437	0.5
	Total Corporate Bonds/Notes
	(Cost $168,284,808)		180,268,576	13.7

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
323,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	461,318	0.0

	Total Municipal Bonds
	(Cost $323,000)		461,318	0.0

U.S. TREASURY OBLIGATIONS: 11.0%
		U.S. Treasury Bonds: 1.2%
13,015,200		2.875%,05/15/2049	15,195,246	1.2
425,000		4.500%,02/15/2036	586,251	0.0
			15,781,497	1.2

		U.S. Treasury Notes: 9.8%
3,842,900	(5)	1.625%,08/15/2029	3,826,688	0.3
43,470,000		1.500%,09/30/2021	43,361,325	3.3
50,770,000		1.500%,09/15/2022	50,680,756	3.9
30,846,700		1.500%,09/30/2024	30,757,534	2.3

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
180,000		2.625%,11/15/2020	$181,624	0.0
			128,807,927	9.8

	Total U.S. Treasury Obligations
	(Cost $144,222,889)		144,589,424	11.0

CONVERTIBLE BONDS/NOTES: 8.5%
		Communications: 3.5%
3,989,000		Ctrip.com International Ltd., 1.250%, 09/15/2022	3,983,275	0.3
5,342,000		DISH Network Corp., 3.375%, 08/15/2026	4,907,726	0.4
1,319,000		Finisar Corp., 0.500%, 12/15/2036	1,318,331	0.1
2,501,000		FireEye, Inc., 1.000%, 06/01/2035	2,476,234	0.2
2,535,000		FireEye, Inc., 1.625%, 06/01/2035	2,408,762	0.2
2,954,000	(4)	GCI Liberty, Inc., 1.750%, 09/30/2046	3,607,572	0.3
3,355,000	(4)	IAC Financeco 3, Inc., 2.000%, 01/15/2030	3,631,675	0.3
2,665,000	(4)	Liberty Latin America Ltd., 2.000%, 07/15/2024	2,668,021	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/2023	11,443,079	0.9
1,933,000		Liberty Media Corp., 2.250%, 09/30/2046	1,104,867	0.1
673,000		Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	844,500	0.0
2,327,000		Viavi Solutions, Inc., 1.000%, 03/01/2024	2,865,119	0.2
2,258,000		Viavi Solutions, Inc., 1.750%, 06/01/2023	2,726,083	0.2
2,284,000	(4),(5)	YY, Inc., 1.375%, 06/15/2026	2,100,925	0.1
			46,086,169	3.5

		Consumer, Cyclical: 0.2%
2,264,000		Live Nation Entertainment, Inc., 2.500%, 03/15/2023	2,659,975	0.2

		Consumer, Non-cyclical: 2.4%
3,952,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	4,079,792	0.3
2,934,000		DexCom, Inc., 0.750%, 05/15/2022	4,668,145	0.3
3,140,000	(4)	DexCom, Inc., 0.750%, 12/01/2023	3,688,627	0.3
617,000	(4),(5)	Euronet Worldwide, Inc., 0.750%, 03/15/2049	723,818	0.1
514,000		Insulet Corp., 1.375%, 11/15/2024	946,892	0.1
2,410,000		Jazz Investments I Ltd., 1.875%, 08/15/2021	2,420,783	0.2
1,251,000		Medicines Co/The, 2.750%, 07/15/2023	1,513,710	0.1
2,104,000		Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	2,886,079	0.2
2,762,000		NuVasive, Inc., 2.250%, 03/15/2021	3,272,970	0.2
1,385,000		Pacira BioSciences, Inc., 2.375%, 04/01/2022	1,369,032	0.1
1,212,000		Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	1,128,492	0.1
1,309,000	(5)	Wright Medical Group NV, 2.250%, 11/15/2021	1,530,601	0.1
3,694,000		Wright Medical Group, Inc., 1.625%, 06/15/2023	3,531,436	0.3
			31,760,377	2.4

		Energy: 0.3%
1,298,000		Chesapeake Energy Corp., 5.500%, 09/15/2026	788,535	0.1
1,359,000		Helix Energy Solutions Group, Inc., 4.250%, 05/01/2022	1,375,149	0.1
1,677,000		Oil States International, Inc., 1.500%, 02/15/2023	1,409,519	0.1
			3,573,203	0.3

		Technology: 2.1%
3,560,000		Cree, Inc., 0.875%, 09/01/2023	3,916,130	0.3
2,544,000		Microchip Technology, Inc., 1.625%, 02/15/2027	3,281,286	0.2
4,003,000		Nuance Communications, Inc., 1.000%, 12/15/2035	3,802,850	0.3
1,819,000		Nuance Communications, Inc., 1.250%, 04/01/2025	1,791,715	0.1
2,479,000		ON Semiconductor Corp., 1.000%, 12/01/2020	2,899,847	0.2
790,000		RealPage, Inc., 1.500%, 11/15/2022	1,250,175	0.1
3,899,000		SanDisk LLC, 0.500%, 10/15/2020	3,512,882	0.3
726,000		Silicon Laboratories, Inc., 1.375%, 03/01/2022	947,043	0.1
2,238,000		Western Digital Corp., 1.500%, 02/01/2024	2,165,603	0.2
2,643,000		Workday, Inc., 0.250%, 10/01/2022	3,477,871	0.3
			27,045,402	2.1

	Total Convertible Bonds/Notes
	(Cost $102,119,211)		111,125,126	8.5

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
EQUITY-LINKED NOTES: 1.2%
		Financial: 1.2%
9,000,000	(4) Credit Suisse AG, Convertible Basket (Basket of 5 Common Stocks), 0.500%, 06/24/2024	$8,490,600	0.7
6,746,000	GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.), Exchangeable Basket (Basket of 5 Common Stocks), 0.250%, 07/08/2024	6,541,664	0.5

	Total Equity-Linked Notes
	(Cost $15,746,000)	15,032,264	1.2

STRUCTURED NOTES: 1.4%
	Diversified Finan Serv: 0.5%
6,016,000	Wells Fargo Bank N.A., Convertible Trust - Energy Series 2019-1 (Linked to a basket of 4 Stocks), 0.330%, 09/19/2024	6,121,280	0.5

	Financial: 0.9%
5,915,000	Wells Fargo Bank N.A., Convertible Trust - Consumer Series 2018-1 (Linked to a basket of 5 Bonds), 0.250%, 01/17/2024	6,041,581	0.4
6,139,000	Wells Fargo Bank N.A., Convertible Trust - Healthcare Series 2018-1 (Linked to a basket of 4 Bonds), 0.250%, 02/05/2024	6,450,861	0.5
		12,492,442	0.9

	Total Structured Notes
	(Cost $18,335,196)	18,613,722	1.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
	Federal National Mortgage Association: 0.1%(6)
915,000	6.625%,11/15/2030	1,341,480	0.1

	Total U.S. Government Agency Obligations
	(Cost $1,017,573)	1,341,480	0.1

	Total Long-Term Investments
	(Cost $1,156,913,535)	1,261,347,462	95.9

SHORT-TERM INVESTMENTS: 7.7%
	Repurchase Agreements: 3.5%
11,578,663	(7) Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $11,579,424, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,810,236, due 10/25/19-07/15/61)	11,578,663	0.9
11,578,663	(7) Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $11,579,431, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $11,810,238, due 08/15/22-06/20/69)	11,578,663	0.9
6,786,669	(7) Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $6,787,110, collateralized by various U.S. Government Securities, 1.750%-3.625%, Market Value plus accrued interest $6,922,407, due 11/30/19-05/15/49)	6,786,669	0.5
11,578,663	(7) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $11,579,415, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $11,810,236, due 10/15/19-09/01/49)	11,578,663	0.9

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
4,552,114	(7)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $4,552,428, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,643,169, due 04/15/21-09/09/49)	$4,552,114	0.3
			46,074,772	3.5

		Certificates of Deposit: 0.3%
900,000	(7)	Bank of Novia Scotia, 2.000%, 10/01/2019	900,000	0.1
900,000	(7)	Barclays PLC, 2.250%, 10/01/2019	900,000	0.1
900,000	(7)	Mizuho Financial Group Inc., 2.000%, 10/01/2019	900,000	0.0
900,000	(7)	Royal Bank Of Canada, 2.000%, 10/01/2019	900,000	0.1
			3,600,000	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.9%
51,048,580	(8) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
	(Cost $51,048,580)	51,048,580	3.9

	Total Short-Term Investments
	(Cost $100,723,352)	100,723,352	7.7

	Total Investments in Securities (Cost $1,257,636,887)	$1,362,070,814	103.6
	Liabilities in Excess of Other Assets	(47,218,147)	(3.6)
	Net Assets	$1,314,852,667	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Preferred Stock may be called prior to convertible date.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Security, or a portion of the security, is on loan.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of September 30, 2019.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$32,646,363	$8,608,813	$–	$41,255,176
Consumer Discretionary	61,901,555	5,977,858	–	67,879,413
Consumer Staples	65,342,858	–	–	65,342,858
Energy	53,301,534	31,170,263	–	84,471,797
Financials	196,172,893	–	–	196,172,893
Health Care	110,188,151	25,004,596	–	135,192,747
Industrials	56,575,224	–	–	56,575,224
Information Technology	84,707,476	–	–	84,707,476
Materials	29,384,467	–	–	29,384,467
Utilities	17,891,747	–	–	17,891,747
Total Common Stock	708,112,268	70,761,530	–	778,873,798
Preferred Stock	7,483,591	3,558,163	–	11,041,754
Corporate Bonds/Notes	–	180,268,576	–	180,268,576
Municipal Bonds	–	461,318	–	461,318
Convertible Bonds/Notes	–	111,125,126	–	111,125,126
Structured Notes	–	18,613,722	–	18,613,722
Equity-Linked Notes	–	15,032,264	–	15,032,264
U.S. Government Agency Obligations	–	1,341,480	–	1,341,480
U.S. Treasury Obligations	–	144,589,424	–	144,589,424
Short-Term Investments	51,048,580	49,674,772	–	100,723,352
Total Investments, at fair value	$766,644,439	$595,426,375	$–	$1,362,070,814
Other Financial Instruments+
Forward Foreign Currency Contracts	–	449,146	–	449,146
Total Assets	$766,644,439	$595,875,521	$–	$1,362,519,960
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(5,313)	$–	$(5,313)
Total Liabilities	$–	$(5,313)	$–	$(5,313)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 201,402	USD 151,830	State Street Bank and Trust Co.	10/11/19	$212
CAD 112,611	USD 84,933	State Street Bank and Trust Co.	10/11/19	79
CHF 174,002	USD 175,618	State Street Bank and Trust Co.	10/11/19	(1,128)
EUR 172,438	USD 190,078	State Street Bank and Trust Co.	10/11/19	(1,989)

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 55,992	CAD 73,631	State Street Bank and Trust Co.	10/11/19	$407
USD 50,073	EUR 45,202	State Street Bank and Trust Co.	10/11/19	768
USD 23,163	CHF 22,880	State Street Bank and Trust Co.	10/11/19	219
USD 36,674	GBP 29,698	State Street Bank and Trust Co.	10/11/19	144
USD 10,749,018	CHF 10,616,590	State Street Bank and Trust Co.	10/11/19	102,643
USD 7,517,374	EUR 6,784,493	State Street Bank and Trust Co.	10/11/19	117,087
USD 16,526,894	GBP 13,363,478	State Street Bank and Trust Co.	10/11/19	89,302
USD 369,376	CAD 487,262	State Street Bank and Trust Co.	10/11/19	1,534
USD 856,423	GBP 693,757	State Street Bank and Trust Co.	10/11/19	3,075
USD 503,521	CAD 669,174	State Street Bank and Trust Co.	10/11/19	(1,649)
USD 318,217	EUR 288,704	State Street Bank and Trust Co.	10/11/19	3,309
USD 321,143	EUR 291,943	State Street Bank and Trust Co.	10/11/19	2,702
USD 86,594	CAD 114,777	State Street Bank and Trust Co.	10/11/19	(53)
USD 339,238	EUR 309,664	State Street Bank and Trust Co.	10/11/19	1,468
USD 133,169	EUR 121,607	State Street Bank and Trust Co.	10/11/19	525
CAD 138,599	USD 104,688	State Street Bank and Trust Co.	10/11/19	167
USD 832,511	GBP 676,733	State Street Bank and Trust Co.	10/11/19	(494)
USD 16,529,248	GBP 13,367,176	The Bank of New York Mellon	10/11/19	87,107
USD 5,134,233	CAD 6,750,207	The Bank of New York Mellon	10/11/19	38,398
				$443,833

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,262,022,337.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$147,470,274
Gross Unrealized Depreciation	(46,523,728)
Net Unrealized Appreciation	$100,946,546